UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21082

Nuveen Quality Preferred Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:	312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	4/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund (JTP)
April 30, 2012

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 Par (or similar) Preferred Securities – 71.0% (51.0% of Total Investments)
	Capital Markets – 7.6%
136,686	Ameriprise Financial, Inc.	7.750%		A	$3,909,220
52,808	BNY Capital Trust V, Series F	5.950%		A2	1,336,042
5,600,000	Charles Schwab Corporation, (8)	7.000%		BBB+	5,982,424
515,776	Credit Suisse	7.900%		A3	13,539,120
481,282	Deutsche Bank Capital Funding Trust II	6.550%		BBB	11,714,404
86,100	Deutsche Bank Contingent Capital Trust III	7.600%		BBB	2,213,631
37,900	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		A3	882,691
2,200	Goldman Sachs Group Inc., Series GSG-1 (PPLUS)	6.000%		A1	54,230
4,500	Goldman Sachs Group Inc., Series GSG-2 (PPLUS)	5.750%		A1	108,180
43,900	Morgan Stanley Capital Trust IV	6.250%		Baa2	1,073,355
	Total Capital Markets				40,813,297
	Commercial Banks – 10.2%
201,443	Banco Santander Finance	10.500%		Baa2	5,269,749
2,100	Barclays Bank PLC	6.625%		BBB	50,967
118,500	BB&T Capital Trust VI	9.600%		Baa1	3,090,480
30,200	BB&T Capital Trust VII	8.100%		Baa1	776,140
700,500	BPCE SA, (8)	13.000%		BBB-	707,505
144,700	First Naigara Finance Group, (3)	8.625%		BB+	4,100,798
18,400	HSBC Holdings PLC	8.000%		A3	505,264
13,800	HSBC Holdings PLC	6.200%		A3	345,828
36,000	KeyCorp Capital Trust X	8.000%		BBB-	919,440
3,500,000	National Australia Bank, (8)	8.000%		Baa1	3,768,450
742,900	PNC Financial Services Inc., (8)	0.000%		Baa3	18,920,772
7,100,000	PNC Financial Services Inc., (8)	6.750%		BBB	7,442,007
25,000	Royal Bank of Scotland Group PLC, Series L	5.750%		BB	472,500
4,300,000	Royal Bank of Scotland Group PLC, (8)	7.648%		BB	3,531,375
20,400	Wachovia Capital Trust IX	6.375%		BBB+	515,304
60,000	Wells Fargo Capital Trust IX	5.625%		BBB+	1,511,400
120,000	Wells Fargo Capital Trust XII	7.875%		BBB+	3,153,600
	Total Commercial Banks				55,081,579
	Diversified Financial Services – 4.5%
18,000	Bank of America Corporation	6.375%		BB+	428,400
80,549	Citigroup Capital Trust XI, (3)	6.000%		Baa3	1,951,702
10,000	Citigroup Capital Trust XII	8.500%		Baa3	257,400
150,514	Citigroup Capital XIII	7.875%		Baa3	4,008,188
1,900	Citigroup Capital XIV	6.875%		Baa3	47,215
36,800	ING Groep N.V	7.375%		BBB	880,992
625,776	ING Groep N.V	7.200%		BBB	14,711,994
80,308	Merrill Lynch Preferred Capital Trust V	7.280%		BB+	1,989,229
8,249	National Rural Utilities Cooperative Finance Corporation	5.950%		A3	211,174
	Total Diversified Financial Services				24,486,294
	Diversified Telecommunication Services – 1.4%
188,510	Qwest Corporation	7.500%		BBB-	4,940,847
4,000	Qwest Corporation	7.375%		BBB-	104,320
101,300	Qwest Corporation	0.000%		Baa2	2,575,046
	Total Diversified Telecommunication Services				7,620,213
	Electric Utilities – 1.1%
33,000	Alabama Power Company, (8)	6.450%		A-	934,313
181,800	Entergy Texas Inc.	7.875%		BBB+	5,154,030
	Total Electric Utilities				6,088,343
	Food Products – 0.5%
28,100	Dairy Farmers of America Inc., 144A, (8)	7.875%		BBB-	2,788,048
	Insurance – 21.9%
795,723	Aegon N.V	6.375%		Baa1	18,779,063
326,106	Allianz SE, (8)	8.375%		A+	8,611,253
63,200	Arch Capital Group Limited	6.750%		Baa2	1,622,976
475,839	Arch Capital Group Limited	8.000%		BBB	11,886,458
222,779	Axis Capital Holdings Limited	6.875%		BBB	5,781,115
3,250,000	Dai-Ichi Mutual Life, 144A, (8)	7.250%		A3	3,416,641
228,764	Delphi Financial Group, Inc.	7.376%		BB+	5,652,758
545,964	EverestRe Capital Trust II	6.200%		Baa1	13,567,205
25,430	Hartford Financial Services Group Inc.	7.875%		BB+	670,081
192,167	Markel Corporation	7.500%		BBB	4,927,162
271,718	PartnerRe Limited, Series C	6.750%		BBB+	6,874,465
8,807	PartnerRe Limited, Series D	6.500%		BBB+	221,848
38,600	PLC Capital Trust III	7.500%		BBB	983,914
386,042	PLC Capital Trust IV	7.250%		BBB	9,774,583
166,360	Prudential Financial Inc.	6.750%		A-	4,242,180
4,100,000	Reinsurance Group of America Inc., (8)	6.750%		BBB-	3,793,742
33,854	RenaissanceRe Holdings Limited, Series C	6.080%		BBB+	849,397
232,691	RenaissanceRe Holdings Limited, Series D	6.600%		BBB+	5,852,179
304,651	W. R. Berkley Corporation, Capital Trust II	6.750%		BBB-	7,655,880
4,200	XLIT Limited, (8)	3.687%		Ba1	2,946,563
	Total Insurance				118,109,463
	Media – 0.0%
7,011	Comcast Corporation	6.625%		BBB+	176,327
	Multi-Utilities – 3.9%
234,700	Dominion Resources Inc.	8.375%		BBB	6,700,685
185,800	DTE Energy Company	6.500%		BBB-	5,155,950
10,000	Scana Corporation	7.700%		BBB-	280,500
341,815	Xcel Energy Inc.	7.600%		BBB	8,853,009
	Total Multi-Utilities				20,990,144
	Oil, Gas & Consumable Fuels – 2.2%
467,481	Nexen Inc.	7.350%		BB+	11,845,969
	Pharmaceuticals – 0.1%
13,552	Bristol Myers Squibb Company (CORTS)	6.250%		A+	349,913
	Real Estate/Mortgage – 15.4%
3,505	CommomWealth REIT	7.500%		Baa2	76,760
164,500	CommomWealth REIT	7.250%		Baa3	4,147,045
1,629	CommomWealth REIT	7.125%		Baa3	40,513
80,607	Duke Realty Corporation, Series L	6.600%		Baa3	2,027,266
145,700	Hospitality Properties Trust, (3)	7.125%		BB	3,779,458
20,000	Health Care REIT, Inc., (8)	6.500%		Baa3	516,876
17,861	Kimco Realty Corporation, Series F	6.650%		Baa2	450,097
652,387	Kimco Realty Corporation, Series G	7.750%		Baa2	16,603,249
9,694	Kimco Realty Corporation, Series H	6.900%		Baa2	261,447
53,524	National Retail Properties Inc.	6.625%		Baa3	1,363,256
92,378	Prologis Inc., (3)	6.750%		BB	2,290,974
12,691	PS Business Parks, Inc.	6.875%		BBB	334,915
112,407	PS Business Parks, Inc., (3), (8)	6.450%		BBB-	2,939,331
4,300	Public Storage, Inc. Series F	6.500%		A-	118,336
22,544	Public Storage, Inc. Series Q	6.350%		A-	616,353
192,495	Public Storage, Inc., (8)	5.750%		A-	4,887,448
136,000	Public Storage, Inc., (3)	5.900%		A-	3,518,320
70,216	Realty Income Corporation	6.750%		Baa2	1,764,528
268,800	Realty Income Corporation	6.625%		Baa2	7,109,760
128,400	Regency Centers Corporation	6.625%		Baa3	3,280,620
452,734	Vornado Realty LP	7.875%		BBB	12,563,369
230,282	Wachovia Preferred Funding Corporation, (4)	7.250%		BBB+	6,104,776
22,452	Weingarten Realty Trust	8.100%		BBB	505,170
298,102	Weingarten Realty Trust	6.500%		Baa3	7,473,417
	Total Real Estate/Mortgage				82,773,284
	U.S. Agency – 2.0%
119,800	Cobank Agricultural Credit Bank, 144A, (8)	7.000%		BBB+	5,892,663
46,000	Cobank Agricultural Credit Bank, (8)	11.000%		A	2,450,940
48,600	Cobank Agricultural Credit Bank, (8)	11.000%		A	2,656,294
	Total U.S. Agency				10,999,897
	Wireless Telecommunication Services – 0.2%
18,500	Telephone and Data Systems Inc.	7.000%		Baa2	500,240
28,000	Telephone and Data Systems Inc.	6.875%		Baa2	755,160
	Total Wireless Telecommunication Services				1,255,400
	Total $25 Par (or similar) Preferred Securities (cost $368,174,574)				383,378,171

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds – 8.8% (6.3% of Total Investments)
	Capital Markets – 1.1%
$1,000	Man Group PLC	5.000%	8/09/17	Baa3	$852,500
500	Credit Suisse Guernsey	7.875%	2/24/41	BBB-	493,750
6,300	State Street Capital Trust IV, (4)	1.474%	6/15/77	A3	4,688,290
7,800	Total Capital Markets				6,034,540
	Commercial Banks – 2.3%
2,100	BNP Paribas, 144A	5.186%	6/29/15	BBB+	1,732,500
1,515	Groupe BCPE	3.800%	12/30/49	BBB-	664,964
8,400	LBG Capital I PLC, 144A	7.875%	11/01/20	BB	7,330,386
3,400	Lloyds Banking Group LBG Capital 1, 144A	8.000%	6/15/20	BB	2,822,000
15,415	Total Commercial Banks				12,549,850
	Diversified Financial Services – 0.5%
3,100	Fortis Hybrid Financing	8.250%	8/27/49	BBB	2,480,000
	Electric Utilities – 0.7%
3,400	FPL Group Capital Inc.	6.650%	6/15/17	BBB	3,502,000
	Insurance – 3.7%
1,700	Mitsui Sumitomo Insurance Company Limited, 144A	7.000%	3/15/72	A-	1,751,537
2,500	Prudential PLC	11.750%	12/23/49	A-	2,871,500
16,750	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB+	15,326,250
20,950	Total Insurance				19,949,287
	Multi-Utilities – 0.5%
2,000	Dominion Resources Inc.	2.770%	9/30/66	BBB	1,788,246
1,000	Wisconsin Energy Corporation	6.250%	5/15/67	Baa1	1,032,550
3,000	Total Multi-Utilities				2,820,796
$53,665	Total Corporate Bonds (cost $47,829,522)				47,336,473

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Preferred Securities – 55.3% (39.3% of Total Investments)
	Capital Markets – 1.2%
1,900	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Ba1	$1,529,500
1,800	Goldman Sachs Capital II	5.793%	6/01/12	Baa2	1,237,500
5,000	Deutsche Bank Capital Trust	3.270%	12/29/49	Baa2	3,550,000
	Total Capital Markets				6,317,000
	Commercial Banks – 17.5%
8,500	ABN AMRO North America Holding Capital, 144A, (4)	6.523%	12/31/49	BB+	7,522,500
2,720	Banco Santander Finance	10.500%	9/29/49	Baa2	2,774,169
900	Barclays Bank PLC, 144A	7.434%	12/15/17	BBB	900,000
2,500	Barclays Bank PLC, Regulation S, 144A	6.860%	6/15/32	BBB	2,250,000
2,800	Barclays Bank PLC	6.278%	12/15/34	BBB	2,224,250
3,000	BB&T Capital Trust IV	6.820%	6/12/77	Baa1	3,030,000
4,800	BBVA International Unipersonal	5.919%	4/18/17	Baa2	3,485,928
400	First Empire Capital Trust I	8.234%	2/01/27	BBB	413,042
3,500	Fulton Capital Trust I	6.290%	2/01/36	Baa3	3,158,750
300	HBOS Capital Funding LP, 144A	6.071%	6/30/14	BB	199,500
11,650	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A3	15,145,000
4,200	HSBC Financial Capital Trust IX	5.911%	11/30/35	BBB+	3,864,000
2,000	KeyCorp Capital III	7.750%	7/15/29	BBB-	2,159,020
5,000	Nordea Bank AB	8.375%	3/25/15	BBB+	5,270,000
4,150	Rabobank Nederland, 144A	11.000%	6/30/19	A	5,270,500
17,500	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	17,798,025
2,700	Societe Generale, 144A	1.333%	12/31/49	BBB-	1,743,903
700	Societe Generale, 144A	5.922%	4/05/57	BBB-	523,021
8,900	Societe Generale	8.750%	10/07/49	BBB-	8,054,500
1,200	Sovereign Capital Trust VI	7.908%	6/13/36	Baa3	1,176,000
2,250	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Ba1	2,210,625
2,700	Standard Chartered PLC, 144A	6.409%	1/30/17	BBB+	2,486,784
2,050	Standard Chartered PLC, 144A	7.014%	7/30/37	BBB+	1,969,076
700	Wachovia Capital Trust III	5.570%	3/15/42	BBB+	649,250
	Total Commercial Banks				94,277,843
	Consumer Finance – 0.4%
2,100	American Express Company	6.800%	9/01/66	Baa2	2,145,150
	Diversified Financial Services – 4.6%
200	Bank One Capital III	8.750%	9/01/30	A2	279,000
4,000	BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	BB+	4,020,000
700	BankAmerica Institutional Trust, 144A	8.070%	12/31/26	BB+	705,250
2,600	Citigroup Capital III	7.625%	12/01/36	Baa3	2,711,194
3,700	CitiGroup Capital XXI	8.300%	12/21/77	Baa3	3,757,813
4,000	JPMorgan Chase Capital Trust XXVII	7.000%	11/01/39	A2	4,030,000
1,140	JPMorgan Chase Capital XXV	6.800%	10/01/37	A2	1,145,700
47	JPMorgan Chase Capital Trust XXIX	6.700%	4/02/40	A2	1,233,100
1,800	MBNA Corporation, Capital Trust A	8.278%	12/01/26	BB+	1,818,000
2,509	NB Capital Trust II	7.830%	12/15/26	BB+	2,521,545
2,400	NB Capital Trust IV	8.250%	4/15/27	BB+	2,424,000
	Total Diversified Financial Services				24,645,602
	Electric Utilities – 0.3%
1,500	PPL Capital Funding, Inc.	6.700%	3/30/17	BB+	1,485,000
	Insurance – 20.2%
698	Ace Capital Trust II	9.700%	4/01/30	BBB+	954,021
4,600	Allstate Corporation	6.125%	5/15/67	Baa1	4,508,000
4,880	AXA SA, 144A	6.379%	12/14/36	Baa1	3,879,600
4,000	AXA	8.600%	12/15/30	A3	4,363,724
8,100	Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	7,128,000
9,925	Glen Meadows Pass Through Trust	6.505%	2/15/17	BB+	7,567,813
5,500	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A-	5,510,054
3,800	Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/16	A-	3,800,000
3,000	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	2,940,000
2,500	Lincoln National Corporation	6.050%	4/20/17	BBB	2,325,000
5,100	Lincoln National Corporation	7.000%	5/17/66	BBB	4,947,000
6,300	MetLife Capital Trust IV, 144A	7.875%	12/15/67	BBB	7,008,750
600	MetLife Capital Trust X, 144A	9.250%	4/08/68	BBB	732,000
12,650	National Financial Services Inc.	6.750%	5/15/37	Baa2	11,796,125
1,400	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	1,425,655
7,225	Oil Insurance Limited, 144A	7.558%	12/30/56	Baa1	6,913,964
7,400	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	7,381,500
1,000	Progressive Corporation, (4)	6.700%	6/15/67	A2	1,047,500
1,000	Prudential PLC	6.500%	6/23/49	A-	943,500
1,100	QBE Capital Funding Trust II, 144A	6.797%	6/01/49	BBB+	964,461
3,000	Swiss Re Capital I, 144A	6.854%	5/25/16	A	2,758,958
13,100	XL Capital Ltd	6.500%	10/15/57	BBB-	10,905,750
2,536	ZFS Finance USA Trust II 144A	6.450%	12/15/65	A	2,485,280
6,360	ZFS Finance USA Trust V	6.500%	5/09/67	A	6,201,000
	Total Insurance				108,487,655
	Multi-Utilities – 0.5%
2,300	Dominion Resources Inc.	7.500%	6/30/16	BBB	2,449,500
	Real Estate — 4.0%
19	Firstar Realty LLC, 144A	8.875%	12/15/50	A2	21,772,813
	Road & Rail – 2.1%
10,900	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	11,349,625
	Thrifts & Mortgage Finance – 0.3%
2,000	Caisse Nationale Des Caisses d’Epargne et de Prevoyance	6.750%	1/27/49	BBB-	1,506,178
	U.S. Agency – 0.8%
3	Farm Credit Bank of Texas	10.000%	12/15/60	A3	4,037,500
	Wireless Telecommunication Services – 3.4%
15	Centaur Funding Corporation, Series B	9.080%	4/21/20	BBB	18,071,250
	Total Capital Preferred Securities (cost $287,198,423)				296,545,116

Shares	Description (1)	Coupon		Ratings (2)	Value
	Convertible Preferred Securities – 0.0% (0.0% of Total Investments)
	Commercial Banks – 0.0%
200	Wells Fargo & Company	7.500%		BBB+	$224,006
	Total Convertible Preferred Securities (cost $203,299)				224,006

Shares	Description (1)				Value
	Investment Companies – 2.9% (2.0% of Total Investments)
287,892	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				$5,274,181
315,548	BlackRock Credit Allocation Income Trust II				3,404,763
352,012	John Hancock Preferred Income Fund III				6,744,550
	Total Investment Companies (cost $18,172,606)				15,423,494

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 1.9% (1.4% of Total Investments)
$10,204	Repurchase Agreement with Fixed Income Corporation, dated 4/30/12, repurchase price $10,203,588, Collateralized by $8,945,000, U.S. Treasury Notes, 3.500%, due 5/15/20, value $10,409,744	0.010%	5/01/12		$10,203,585
	Total Short-Term Investments (cost $10,203,585)				10,203,585
	Total Investments (cost $731,782,009) – 139.9%				753,110,845
	Borrowings – (40.3)% (5), (6)				(217,000,000)
	Other Assets Less Liabilities – 0.4% (7)				2,048,645
	Net Assets Applicable to Common Shares – 100%				$538,159,490

Investments in Derivatives at April 30, 2012

Interest Rate Swaps outstanding:

Fund	Fixed Rate	Unrealized
Notional	Pay/Receive	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	Fixed Rate*	Frequency	Date	(Depreciation)
JPMorgan	$ 38,718,750	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/14	$ (617,814)
Morgan Stanley	38,718,750	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/16	(2,040,354)
$ (2,658,168)
*Annualized.
Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2012:

Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Preferred Securities*	$301,191,526	$ 82,186,645	$ —	$ 383,378,171
Corporate Bonds	—	47,336,473	—	47,336,473
Capital Preferred Securities	—	296,545,116	—	296,545,116
Convertible Preferred Securities	224,006	—	—	224,006
Investment Companies	15,423,494	—	—	15,423,494
Short-Term Investments:
Repurchase Agreements	—	10,203,585	—	10,203,585
Derivatives:	—
Interest Rate Swaps**	—	(2,658,168)	—	(2,658,168)
Total	$316,839,026	$ 433,613,651	$ —	$ 750,452,677

* Refer to the Fund’s Portfolio of Investments for industry breakdown of $25 Par (or similar) Preferred Securities classified as Level 2.

** Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended April 30, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of April 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives	Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Unrealized apprecation on interest rate swaps*	$—	Unrealized depreciation on interest rate swaps*	$2,658,168
* Value represents cumulative gross unrealized appreciation (depreciation) of interest rate swap contracts as reported on the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2012, the cost of investments (excluding investments in derivatives) was $730,442,119.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at April 30, 2012, were as follows:

Gross unrealized:
Appreciation	$ 34,859,142
Depreciation	(12,190,416)
Net unrealized appreciation (depreciation) of investments	$ 22,668,726

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Borrowings as a percentage of Total Investments is 28.8%.

(6)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of April 30, 2012, investments with a value of $556,269,949 have been pledged as collateral for Borrowings.

(7)	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at April 30, 2012.

(8)	For fair value measurement disclosure purposes, $25 Par (or similar) Preferred Securities categorized as Level 2.

N/R	Not rated.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.

PPLUS	PreferredPlus Trust.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date:  June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date:  June 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date:  June 29, 2012